Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	HERO TECHNOLOGIES INC.
Entity Central Index Key	0001324736
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	77-0643398
Entity Address Address Line 1	8 The Green Suite 4000
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
City Area Code	302
Local Phone Number	538-4165